TRADE AND OTHER RECEIVABLES - Table showing total trade receivables (Details) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
TRADE AND OTHER RECEIVABLES
Current commercial debtors	$ 147,728,216	$ 154,405,224
Non-current commercial debtors	66,510	58,336
Assets before provisions.
TRADE AND OTHER RECEIVABLES
Current commercial debtors	150,933,965	157,926,958
Non-current commercial debtors	66,510	58,336
Total	$ 151,000,475	$ 157,985,294